Equity and Redeemable Securities	12 Months Ended
Dec. 31, 2013
Equity and Temporary Equity Disclsoure [Abstract]
Equity and redeemable securities
Equity and redeemable securities
Equity securities subsequent to the IPO

Upon the consummation of the IPO and the filing of its Amended and Restated Certificate of Incorporation on August 14, 2013, and as of December 31, 2013, the Company’s classes of stockholders’ equity consist of (i) common stock, $0.01 par value, 300,000,000 shares authorized and (ii) preferred stock, $0.01 par value, 50,000,000 shares authorized.

Equity and redeemable securities prior to the IPO

Prior to the IPO, the Company had the following classes of common and preferred stock:

Common Stock

The Company's common stock consisted of Class A Voting Common shares and Class B Nonvoting Common shares, each with a par value of $0.01 per share.

Class A Junior Preferred Stock

These preferred shares, held by Gores, had a par value of $0.01 per share and were redeemable by the Company at any time after July 31, 2012 for the liquidation preference of $1.00 per share, but had no voting or participation rights other than in the event of a liquidation.

In the event of an involuntary liquidation, these shares were entitled to the liquidation preference which was to be paid out after Class B Senior Preferred shares and Class C Convertible Preferred shares but before all common shares. Further, these shares had no conversion features into common shares. These shares are recorded as redeemable securities (outside of permanent equity) on the accompanying consolidated balance sheets as of December 31, 2012.

Class B Senior Preferred Stock

These preferred shares, held by Gores, had a par value of $0.01 per share and were redeemable at any time after May 5, 2011 by the Company for the liquidation preference of $1,000 per share plus accumulated and unpaid dividends.

These shares had no voting or participating rights, but were eligible to receive cumulative preferential distributions of 8% annually when authorized by the board. Dividends earned, but not declared or paid by the Class B Senior Preferred shares as of December 31, 2012 were $89. In the event of an involuntary liquidation, these shares were entitled to the liquidation preference which was to be paid out before all other preferred and common shares. These shares were also mandatorily redeemable at the liquidation preference upon an IPO. These shares had no conversion features into common shares. These shares are recorded as redeemable securities (outside of permanent equity) on the accompanying consolidated balance sheets as of December 31, 2012.

Class C Convertible Preferred Stock

These preferred shares, held by Gores, had the same voting rights as the Class A Common shares. The shares were entitled to receive distributions equal to the amount of distributions as if the shares had been converted into Class A Common shares. In the event of an involuntary liquidation, these shares were entitled to the liquidation which was to be paid out after Class B Senior Preferred shares but before all other preferred and common shares. These shares also provided Gores with the option to convert into 4,454,889 Class A Common shares at any time at a conversion price of $1.1223625. These shares are recorded as redeemable securities (outside of permanent equity) on the accompanying consolidated balance sheets as of December 31, 2012.

As the conversion rate was less than the deemed fair value of the Class A Common shares of $2.25, the Class C Convertible Preferred shares contained a beneficial conversion feature as described in ASC 470. The difference in the stated conversion price and estimated fair value of the Class A Common shares of $5,000 was accounted for as a beneficial conversion feature. As the option to convert the shares belonged to the holders, the beneficial conversion feature was recognized in the year ended December 31, 2012 as a deemed dividend, which increased the Company's net loss attributable to common stockholders by $5,000 as well as the Company's net loss per share by $0.38.

As discussed in Note 2, upon the closing of the IPO, all shares of existing common and preferred stock were reclassified and converted into shares of common stock.

The following table shows the changes in the classes of preferred stock, which are recorded as redeemable securities (outside of permanent equity):

	Class A		Class B		Class C
	Shares	Amount	Shares	Amount	Shares	Amount
December 31, 2011	5,100	$—	48,760	$54,997	—	$—
Issuance of Class C Convertible Preferred stock	—	—	—	—	5,000	5,000
Recognition of beneficial conversion feature on Class C Convertible Preferred stock	—	—	—	—	—	(5,000)
Deemed dividend on Class C Convertible Preferred stock	—	—	—	—	—	5,000
Dividends accrued on Class B Senior Preferred stock	—	—	—	4,480	—	—
Redemption of Class B Senior Preferred stock	—	—	(12,372)	(12,372)	—	—
Dividends paid on Class B Senior Preferred stock	—	—	—	(10,628)	—	—
December 31, 2012	5,100	—	36,388	36,477	5,000	5,000
Conversion of Saturn Acquisition Holdings, LLC preferred stock to Stock Building Supply Holdings, Inc. preferred stock (Note 1)	—	—	1,079	—	—	—
Dividends accrued on Class B Senior Preferred stock	—	—	—	1,836	—	—
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	(5,100)	—	(37,467)	(38,313)	(5,000)	(5,000)
December 31, 2013	—	$—	—	$—	—	$—